UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Vincent P. Corti

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund® Investment portfolio June 30, 2013

unaudited

Common stocks 93.17%
		Value
Financials 17.39%	Shares	(000)

Barclays PLC	368,654,023	$1,561,281
Prudential PLC	92,393,984	1,510,661
Housing Development Finance Corp. Ltd.	65,022,570	961,853
Sberbank of Russia (ADR)	50,707,875	578,801
Sberbank of Russia (GDR)[1]	18,040,109	205,477
AXA SA	38,503,268	756,528
AIA Group Ltd.	166,035,600	703,227
HDFC Bank Ltd.	57,777,675	650,941
Agricultural Bank of China, Class H	1,524,149,000	628,835
Société Générale	16,391,896	563,284
Credit Suisse Group AG	20,591,691	546,103
Bank of Ireland[2,3]	2,410,600,276	489,490
Mizuho Financial Group, Inc.	225,780,000	468,952
HSBC Holdings PLC	41,960,000	439,560
UniCredit SpA	92,721,238	434,245
Brookfield Asset Management Inc., Class A	11,284,800	406,478
Fairfax Financial Holdings Ltd.	711,291	277,475
Fairfax Financial Holdings Ltd. (CAD denominated)	325,000	127,803
Axis Bank Ltd.[2]	17,568,985	391,795
Kotak Mahindra Bank Ltd.	31,467,137	382,424
Hana Financial Group Inc.	11,668,630	339,724
ICICI Bank Ltd.	18,278,406	329,350
BNP Paribas SA	5,901,298	322,428
Henderson Land Development Co. Ltd.	52,859,619	315,547
Siam Commercial Bank PCL	56,454,800	313,082
ING Groep NV, depository receipts[2]	31,490,000	286,923
Sun Hung Kai Properties Ltd.	21,999,636	283,928
Deutsche Bank AG	5,732,146	239,916
Ayala Land, Inc.	331,283,600	233,126
Ayala Land, Inc.[4]	481,283,600	1,114
Link Real Estate Investment Trust	44,960,193	221,148
Banco Santander, SA2	34,414,426	219,588
Sampo Oyj, Class A	5,417,722	211,136
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[2]	14,765,000	209,811
Toronto-Dominion Bank	2,540,000	204,007
BDO Unibank, Inc.	98,040,000	192,903
UBS AG	9,861,786	167,887
DNB ASA	11,417,796	165,317
China Overseas Land & Investment Ltd.	62,650,000	164,378
Banco Bilbao Vizcaya Argentaria, SA	18,882,732	158,410
Banco Bradesco SA, preferred nominative	11,570,515	149,340
Resona Holdings, Inc.	27,900,000	135,871
PartnerRe Ltd.	1,395,000	126,331
Westfield Group	11,640,000	121,783
Royal Bank of Scotland Group PLC[2]	26,993,060	112,286
Common stocks
		Value
Financials (continued)	Shares	(000)

Türkiye Garanti Bankasi AS	22,163,923	$ 96,760
Hongkong Land Holdings Ltd.	13,800,000	94,806
Bancolombia SA (ADR)	1,530,000	86,445
Daito Trust Construction Co., Ltd.	897,700	84,629
Lloyds Banking Group PLC[2]	87,359,895	83,921
China Pacific Insurance (Group) Co., Ltd., Class H	25,776,000	82,253
Itaú Unibanco Holding SA, preferred nominative (ADR)	6,261,858	80,903
Bank of Nova Scotia	1,500,000	80,184
China Construction Bank Corp., Class H	89,345,000	63,241
Samsung Card Co., Ltd.	1,849,080	62,983
Industrial and Commercial Bank of China Ltd., Class H	87,810,255	55,362
Banco Santander (Brasil) SA, units	7,946,600	48,256
Banco Santander (Brasil) SA, units (ADR)	1,003,400	6,241
Svenska Handelsbanken AB, Class A	1,265,000	50,780
Investor AB, Class B	1,557,614	41,878
Bank of China Ltd., Class H	57,042,000	23,461
Haitong Securities Co., Ltd., Class H2	7,940,000	9,623
Chongqing Rural Commercial Bank Co., Ltd., Class H	1,496,000	635
		18,362,908

Consumer discretionary 13.09%

Honda Motor Co., Ltd.	28,934,250	1,075,042
Volkswagen AG, nonvoting preferred	4,213,575	853,130
Rakuten, Inc.	64,019,000	757,152
adidas AG	5,459,000	590,768
Hyundai Motor Co.	2,864,390	565,579
Renault SA	7,515,987	505,791
Hyundai Mobis Co., Ltd.	2,001,098	478,350
Naspers Ltd., Class N	6,015,000	444,201
Li & Fung Ltd.	322,044,000	442,621
Sands China Ltd.	93,499,200	440,610
Industria de Diseño Textil, SA	3,515,000	433,921
Toyota Motor Corp.	6,755,000	407,970
Nissan Motor Co., Ltd.	39,488,500	400,141
Bayerische Motoren Werke AG	4,300,500	376,057
Nikon Corp.	15,559,000	363,012
Publicis Groupe SA	5,083,653	361,957
Tata Motors Ltd.	71,282,662	337,431
Cie. Générale des Établissements Michelin	3,506,615	313,573
Kia Motors Corp.	5,701,717	310,036
Hero MotoCorp Ltd.	9,975,363	279,167
Nokian Renkaat Oyj	6,329,000	257,936
WPP PLC	14,862,600	253,631
Ctrip.com International, Ltd. (ADR)[2,3]	7,044,000	229,846
Swatch Group Ltd, non-registered shares	400,000	218,940
Shangri-La Asia Ltd.	125,176,000	216,265
Galaxy Entertainment Group Ltd.[2]	44,110,000	216,113
Daimler AG	3,213,400	194,434
PT Astra International Tbk	269,044,000	189,754
Paddy Power PLC	2,145,000	184,051
Burberry Group PLC	8,922,000	183,330
Melco Crown Entertainment Ltd. (ADR)[2]	7,314,000	163,541
Carnival PLC	4,615,000	160,739
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

LVMH Moët Hennessey-Louis Vuitton SA	980,000	$ 158,814
TOD’S SpA	1,091,800	154,336
Mahindra & Mahindra Ltd.	9,257,890	151,211
Intercontinental Hotels Group PLC	4,615,333	126,916
British Sky Broadcasting Group PLC	9,835,000	118,472
Belle International Holdings Ltd.	81,200,000	111,602
Techtronic Industries Co. Ltd.	43,815,000	104,848
SEGA SAMMY HOLDINGS INC.	3,820,000	95,635
Suzuki Motor Corp.	3,946,333	90,999
MGM China Holdings Ltd.	32,839,600	87,645
JCDecaux SA	3,087,000	84,201
Yamada Denki Co., Ltd.	1,962,150	79,629
Kingfisher PLC	13,937,050	72,708
Isuzu Motors Ltd.	9,665,000	66,168
Reed Elsevier PLC	3,843,000	43,662
H & M Hennes & Mauritz AB, Class B	1,028,450	33,801
Whitbread PLC	651,102	30,263
Fast Retailing Co., Ltd.	16,400	5,531
		13,821,530

Health care 11.84%

Novo Nordisk A/S, Class B	24,675,816	3,845,570
Novartis AG	31,919,725	2,267,549
Bayer AG	20,636,384	2,200,750
Teva Pharmaceutical Industries Ltd. (ADR)	25,949,300	1,017,213
Roche Holding AG	3,030,000	753,851
CSL Ltd.	8,560,000	482,082
Fresenius SE & Co. KGaA	3,241,909	399,660
UCB SA5	6,588,724	354,927
Grifols, SA, Class A, non-registered shares	6,050,000	222,074
Grifols, SA, Class B, non-registered shares	937,750	26,500
Fresenius Medical Care AG & Co. KGaA	3,322,000	235,792
Sysmex Corp.	3,206,800	209,842
William Demant Holding A/S2	2,333,900	193,022
Merck KGaA	1,098,724	167,400
Sinopharm Group Co. Ltd., Class H	29,770,800	74,772
Sonova Holding AG	406,190	43,090
		12,494,094

Information technology 11.82%

Samsung Electronics Co. Ltd.	1,641,950	1,929,422
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	37,774
Taiwan Semiconductor Manufacturing Co. Ltd.	425,265,136	1,575,004
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	106,672
Tencent Holdings Ltd.	33,410,000	1,310,374
Murata Manufacturing Co., Ltd.[3]	14,705,400	1,119,437
Nintendo Co., Ltd.[3]	7,992,600	942,866
Baidu, Inc., Class A (ADR)[2]	8,673,244	819,882
ASML Holding NV	8,374,611	660,807
SAP AG	4,568,500	334,555
SAP AG (ADR)	1,980,000	144,203
Infineon Technologies AG3	56,470,947	472,640
Gemalto NV3	5,250,065	475,355
Common stocks
		Value
Information technology (continued)	Shares	(000)

ARM Holdings PLC	35,645,000	$ 431,003
NetEase, Inc. (ADR)[5]	6,139,100	387,807
Toshiba Corp.	77,660,000	373,501
Quanta Computer Inc.	120,052,530	260,366
Hexagon AB, Class B	7,255,111	193,979
Hirose Electric Co., Ltd.	1,242,300	163,836
STMicroelectronics NV	13,780,000	124,140
Delta Electronics, Inc.	23,843,603	108,593
HTC Corp.	10,902,150	86,938
TDK Corp.	2,047,500	70,707
HOYA Corp.	3,380,000	69,829
Mail.Ru Group Ltd. (GDR)	1,585,000	45,426
Mail.Ru Group Ltd. (GDR)[1]	735,000	21,065
DeNA Co., Ltd.	3,250,000	63,833
ZTE Corp., Class H2	38,087,200	61,383
Keyence Corp.	159,500	50,899
Nokia Corp.[2]	10,700,000	39,638
		12,481,934

Consumer staples 9.60%

Nestlé SA	20,830,400	1,366,199
British American Tobacco PLC	23,224,999	1,189,538
Anheuser-Busch InBev NV	12,790,368	1,138,597
Pernod Ricard SA	8,772,053	972,712
Associated British Foods PLC	19,280,000	508,770
Japan Tobacco Inc.	14,291,000	505,041
Alimentation Couche-Tard Inc., Class B	8,255,600	489,825
Shoprite Holdings Ltd.	23,370,000	438,555
Danone SA	5,179,895	388,767
Koninklijke Ahold NV	23,338,053	347,372
L’Oréal SA, non-registered shares	2,000,000	328,667
ITC Ltd.	58,264,737	318,017
OJSC Magnit (GDR)	5,520,000	315,744
SABMiller PLC	6,454,704	309,490
Charoen Pokphand Foods PCL	351,211,000	291,590
China Resources Enterprise, Ltd.	72,958,000	229,521
Wal-Mart de México, SAB de CV, Series V	65,671,436	184,889
Hengan International Group Co. Ltd.	15,175,000	165,327
Asahi Group Holdings, Ltd.	6,355,000	157,690
Unilever NV, depository receipts	4,000,000	157,526
Woolworths Ltd.	3,350,626	100,540
Imperial Tobacco Group PLC	2,200,000	76,291
Coca-Cola Amatil Ltd.	6,152,000	71,510
Wesfarmers Ltd.	1,498,120	54,256
Treasury Wine Estates Ltd.	3,676,000	19,566
		10,126,000

Industrials 9.50%

European Aeronautic Defence and Space Co. EADS NV	13,406,890	716,628
Rolls-Royce Holdings PLC[2]	40,859,035	704,719
Ryanair Holdings PLC (ADR)	12,191,120	628,208
Mitsubishi Heavy Industries, Ltd.	82,746,000	459,700
Experian PLC	24,248,000	421,538
Siemens AG	4,119,000	416,320
Common stocks
		Value
Industrials (continued)	Shares	(000)

KONE Oyj, Class B	5,044,000	$ 400,825
ASSA ABLOY AB B	10,098,000	395,723
Deutsche Lufthansa AG2	18,019,815	365,788
Jardine Matheson Holdings Ltd.	5,994,000	362,637
Schneider Electric SA	4,638,942	336,513
Legrand SA	6,451,090	299,271
Wolseley PLC	6,204,306	286,207
Geberit AG	1,055,000	261,698
Hutchison Whampoa Ltd.	23,802,000	250,263
Kubota Corp.	17,020,000	248,487
AB Volvo, Class B	18,000,000	241,034
Weir Group PLC	7,150,000	233,917
Meggitt PLC	29,391,547	231,338
Mitsui & Co., Ltd.	17,479,600	219,597
ABB Ltd	9,900,000	214,969
Komatsu Ltd.	9,200,000	212,700
SMC Corp.	1,008,700	202,594
Bureau Veritas SA	7,554,000	195,621
Atlas Copco AB, Class A	5,175,000	125,013
Atlas Copco AB, Class B	2,777,000	59,548
Marubeni Corp.	25,800,000	172,468
Canadian Pacific Railway Ltd.	1,154,000	139,935
FANUC CORP.	835,000	121,066
International Consolidated Airlines Group, SA (CDI)[2]	30,070,400	120,696
A.P. Moller-Maersk A/S, Class B	16,274	116,557
Nabtesco Corp.	4,500,000	93,603
VINCI SA	1,759,645	88,308
SGS SA	38,834	83,420
Qantas Airways Ltd.[2]	67,220,000	82,993
Vallourec SA	1,490,000	75,397
Fiat Industrial SpA	6,700,000	74,696
Air France-KLM[2]	8,160,720	73,210
China Merchants Holdings (International) Co., Ltd.	15,264,144	47,528
Alstom SA2	1,400,000	45,849
Andritz AG	887,870	45,563
ITOCHU Corp.	3,564,500	41,151
Kühne + Nagel International AG	330,000	36,230
Hutchison Port Holdings Trust	35,100,000	25,799
Jardine Strategic Holdings Ltd.	670,000	24,321
Aggreko PLC	968,750	24,194
		10,023,840

Telecommunication services 5.60%

SOFTBANK CORP.	56,296,100	3,286,493
MTN Group Ltd.	38,470,700	716,092
Vodafone Group PLC	224,544,919	641,548
Axiata Group Bhd.	120,541,000	252,947
América Móvil, SAB de CV, Series L (ADR)	7,163,922	155,815
América Móvil, SAB de CV, Series L	16,000,000	17,448
TeliaSonera AB	22,175,000	144,602
Iliad SA	657,500	142,197
OJSC Mobile TeleSystems (ADR)	5,872,000	111,216
OJSC MegaFon (GDR)[1]	3,070,600	95,956
OJSC MegaFon (GDR)	429,400	13,419
Common stocks
		Value
Telecommunication services (continued)	Shares	(000)

Advanced Info Service PCL	10,256,500	$ 93,256
China Telecom Corp. Ltd., Class H	181,628,000	86,645
Millicom International Cellular SA (SDR)	920,561	66,316
Telekomunikacja Polska SA	12,490,114	28,757
Portugal Telecom, SGPS, SA	7,250,000	28,217
China Unicom (Hong Kong) Ltd.	20,700,000	27,490
		5,908,414

Materials 4.99%

Syngenta AG	1,717,315	671,981
Linde AG	2,404,239	448,611
BASF SE	4,436,500	396,323
Amcor Ltd.	33,954,916	314,882
Glencore Xstrata PLC	72,657,401	300,748
First Quantum Minerals Ltd.	19,025,500	282,208
Chr. Hansen Holding A/S3	8,191,000	280,462
PT Semen Indonesia (Persero) Tbk	159,054,000	274,038
Holcim Ltd	3,758,180	262,004
Rio Tinto PLC	6,420,000	261,982
Impala Platinum Holdings Ltd.	23,202,191	218,290
UltraTech Cement Ltd.	6,316,000	199,497
POSCO	734,000	191,847
Givaudan SA	138,832	179,171
Nitto Denko Corp.	2,359,300	151,768
L’Air Liquide SA, bonus shares[4]	1,160,572	143,316
Grasim Industries Ltd. (GDR)[4]	1,423,346	66,105
Grasim Industries Ltd.	1,350,072	62,702
Koninklijke DSM NV	1,515,979	98,782
BHP Billiton PLC	3,000,000	76,747
Akzo Nobel NV	1,290,000	72,731
CRH PLC	3,441,000	69,648
Orica Ltd.	3,218,819	60,789
LG Chem, Ltd.	250,300	55,449
Potash Corp. of Saskatchewan Inc.	1,340,000	51,094
ArcelorMittal	4,514,000	50,378
Titan Cement Co. SA2	1,838,945	31,979
		5,273,532

Energy 3.10%

BP PLC	90,218,164	624,682
Royal Dutch Shell PLC, Class B	4,720,000	156,212
Royal Dutch Shell PLC, Class A	3,195,000	102,077
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	85,687
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	63,800
Canadian Natural Resources, Ltd.	12,157,600	342,753
BG Group PLC	15,000,000	255,177
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	7,614,000	102,180
Transocean Ltd.	4,554,961	218,410
KunLun Energy Co. Ltd.	113,000,000	200,473
Technip SA	1,970,000	200,037
INPEX CORP.	38,850	162,169
OJSC Gazprom (ADR)	20,826,000	137,035
Crescent Point Energy Corp.	3,430,000	116,334
Oil Search Ltd.	14,500,000	102,507
Common stocks
		Value
Energy (continued)	Shares	(000)

TOTAL SA	1,650,000	$ 80,550
Cairn India Ltd.	16,000,000	78,082
Cenovus Energy Inc.	2,557,600	72,956
CNOOC Ltd.	39,400,100	66,852
Eni SpA	2,568,000	52,747
Essar Energy PLC[2]	24,995,900	49,043
		3,269,763

Utilities 1.32%

Power Assets Holdings Ltd.	40,910,000	352,870
Power Grid Corp. of India Ltd.	162,690,336	304,711
Hong Kong and China Gas Co. Ltd.	103,286,192	252,488
National Grid PLC	14,350,000	162,819
Cheung Kong Infrastructure Holdings Ltd.	21,780,000	145,181
GDF SUEZ	3,310,102	64,823
E.ON SE	3,000,000	49,241
Centrica PLC	8,015,400	43,912
Cia. Energética de Minas Gerais – CEMIG, preferred nominative (ADR)	1,049,149	9,411
SUEZ Environnement Co.	521,250	6,733
		1,392,189

Miscellaneous 4.92%

Other common stocks in initial period of acquisition		5,188,489
Total common stocks (cost: $69,541,364,000)		98,342,693
Bonds, notes & other debt instruments 0.68%
	Principal amount
U.S. Treasury bonds & notes 0.68%	(000)

U.S. Treasury 0.25% 2014	$ 250,000	250,175
U.S. Treasury 1.25% 2014[6]	216,500	218,005
U.S. Treasury 0.25% 2015	135,000	134,774
U.S. Treasury 0.25% 2015	112,200	111,997
Total bonds, notes & other debt instruments (cost: $715,013,000)		714,951

Short-term securities 5.96%

Freddie Mac 0.095%–0.18% due 7/1/2013–6/10/2014	2,087,965	2,086,819
Fannie Mae 0.10%–0.13% due 7/1/2013–4/2/2014	1,118,800	1,118,085
Federal Home Loan Bank 0.07%–0.22% due 7/1/2013–4/15/2014	787,900	787,684
Australia & New Zealand Banking Group, Ltd. 0.16%–0.19% due 8/2–8/15/2013[1]	168,200	168,179
ANZ National (International) Ltd. 0.21% due 8/9/2013[1]	65,300	65,291
KfW 0.17%–0.19% due 7/11–8/5/2013[1]	233,000	232,982
National Australia Funding (Delaware) Inc. 0.16%–0.185% due 8/2–10/7/2013[1]	215,700	215,645
U.S. Treasury Bills 0.116%–0.193% due 7/5–8/22/2013	204,550	204,546
International Bank for Reconstruction and Development 0.10%–0.11% due 7/1–7/19/2013	200,000	199,998
Bank of Nova Scotia 0.14%–0.185% due 7/8–9/26/2013	165,000	164,977
Svenska Handelsbanken Inc. 0.12%–0.21% due 7/2–11/7/2013[1]	126,300	126,256
Nordea Bank Finland PLC 0.185% due 10/4/2013[1]	73,600	73,554
Nordea North America, Inc. 0.18% due 7/15/2013	48,800	48,797
Federal Farm Credit Banks 0.13%–0.22% due 7/5–12/3/2013	120,000	119,967
Thunder Bay Funding, LLC 0.20%–0.22% due 9/16–10/15/2013[1]	73,600	73,564
Old Line Funding, LLC 0.20% due 10/08/2013[1]	40,000	39,987

	Principal amount	Value
Short-term securities	(000)	(000)

Mitsubishi UFJ Trust and Banking Corp. 0.21% due 7/10/2013[1]	$ 50,000	$ 49,997
Victory Receivables Corp. 0.17% due 7/9/2013[1]	33,600	33,599
Gotham Funding Corp. 0.17% due 7/18/2013[1]	29,700	29,697
Sumitomo Mitsui Banking Corp. 0.15% due 7/23–7/29/2013[1]	102,400	102,389
Québec (Province of) 0.145%–0.165% due 8/30–10/15/2013[1]	100,000	99,949
Commonwealth Bank of Australia 0.16% due 9/16/2013[1]	66,100	66,079
Chariot Funding, LLC 0.26% due 9/6/2013[1]	50,000	49,991
Jupiter Securitization Co., LLC 0.18% due 8/2/2013[1]	8,600	8,599
Mizuho Funding LLC 0.235% due 8/2/2013[1]	41,900	41,892
Reckitt Benckiser Treasury Services PLC 0.15% due 9/17/2013[1]	30,200	30,185
Toronto-Dominion Holdings USA Inc. 0.23% due 11/8/2013[1]	30,000	29,983
Coca-Cola Co. 0.12% due 7/22/2013[1]	25,000	24,999
Total short-term securities (cost: $6,293,852,000)		6,293,690
Total investment securities (cost: $76,550,229,000)		105,351,334
Other assets less liabilities		206,021
Net assets		$105,557,355

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 6/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	7/18/2013	Barclays Bank PLC	$36,993	A$38,700	$ 1,653
Australian dollars	7/18/2013	UBS AG	$35,711	A$37,300	1,650
Australian dollars	7/18/2013	UBS AG	$1,914	A$2,000	87
Euros	7/10/2013	JPMorgan Chase	$86,021	€65,000	1,410
Euros	7/11/2013	UBS AG	$42,616	€32,600	180
Euros	7/15/2013	Barclays Bank PLC	$97,203	€73,183	1,938
Euros	7/17/2013	HSBC Bank	$65,463	€50,000	376
Euros	7/18/2013	UBS AG	$453,228	€340,000	10,632
Euros	7/22/2013	Citibank	$74,917	€55,900	2,147
Euros	7/26/2013	JPMorgan Chase	$104,537	€78,000	2,996
Euros	7/26/2013	JPMorgan Chase	$199,608	€150,819	3,272
Euros	7/31/2013	UBS AG	$38,452	€29,560	(30)
Euros	7/31/2013	Bank of America, N.A.	$234,130	€180,000	(200)
Japanese yen	7/17/2013	HSBC Bank	$599,142	¥58,258,446	11,701
Japanese yen	7/18/2013	Bank of New York Mellon	$73,478	¥6,975,000	3,147
Japanese yen	7/22/2013	Barclays Bank PLC	$347,012	¥33,042,500	13,825
Japanese yen	7/24/2013	Bank of America, N.A.	$128,302	¥12,400,000	3,265
Japanese yen	7/29/2013	Barclays Bank PLC	$429,332	¥41,957,500	6,237
					$64,286

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended June 30, 2013, appear below.

						Value
					Dividend	of affiliates
					income	at 6/30/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Murata Manufacturing Co., Ltd.	15,308,200	2,200	605,000	14,705,400	$ —	$1,119,437
Nintendo Co., Ltd.	6,482,100	1,510,500	—	7,992,600	—	942,866
Bank of Ireland[2]	2,410,600,276	—	—	2,410,600,276	—	489,490
Gemalto NV7	3,373,083	1,876,982	—	5,250,065	1,963	475,355
Infineon Technologies AG	63,615,947	—	7,145,000	56,470,947	—	472,640
Chr. Hansen Holding A/S	8,191,000	—	—	8,191,000	—	280,462
Ctrip.com International, Ltd. (ADR)[2]	6,807,000	237,000	—	7,044,000	—	229,846
NetEase, Inc. (ADR)[5]	6,578,800	—	439,700	6,139,100	—	—
UCB SA5	12,702,491	—	6,113,767	6,588,724	12,381	—
					$14,344	$4,010,096

1Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,885,315,000, which represented 1.79% of the net assets of the fund.

2Security did not produce income during the last 12 months.

3Represents an affiliated company as defined under the Investment Company Act of 1940.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $210,535,000, which represented .20% of the net assets of the fund.

5Unaffiliated issuer at 6/30/2013.

6A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $443,000, which represented less than .01% of the net assets of the fund.

7This security was an unaffiliated issuer in its initial period of acquisition at 3/31/2013; it was not publicly disclosed.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 18,361,794	$ —	$1,114	$ 18,362,908
Consumer discretionary	13,821,530	—	—	13,821,530
Health care	12,494,094	—	—	12,494,094
Information technology	12,481,934	—	—	12,481,934
Consumer staples	10,126,000	—	—	10,126,000
Industrials	10,023,840	—	—	10,023,840
Telecommunication services	5,908,414	—	—	5,908,414
Materials	5,064,111	209,421	—	5,273,532
Energy	3,269,763	—	—	3,269,763
Utilities	1,392,189	—	—	1,392,189
Miscellaneous	5,188,489	—	—	5,188,489
Bonds, notes & other debt instruments	—	714,951	—	714,951
Short-term securities	—	6,293,690	—	6,293,690
Total	$98,132,158	$7,218,062	$1,114	$105,351,334

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$64,515	$—	$64,515
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(229)	—	(229)
Total	$—	$64,286	$—	$64,286

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$30,649,082
Gross unrealized depreciation on investment securities	(3,222,519)
Net unrealized appreciation on investment securities	27,426,563
Cost of investment securities for federal income tax purposes	77,924,771

Key to abbreviations and symbols

ADR = American Depositary Receipts	A$ = Australian dollars
CDI = CREST Depository Interest	CAD = Canadian dollars
GDR = Global Depositary Receipts	€ = Euros
SDR = Swedish Depositary Receipts	¥ = Japanese yen

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-016-0813O-S37737

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: August 28, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2013